Annual Total Returns - Fidelity Small Cap Discovery Fund [BarChart] - 04.30 Fidelity Small Cap Discovery Fund PRO-08 - Fidelity Small Cap Discovery Fund - Fidelity Small Cap Discovery Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	0.36%
Annual Return 2012	24.03%
Annual Return 2013	38.22%
Annual Return 2014	7.00%
Annual Return 2015	(6.17%)
Annual Return 2016	20.29%
Annual Return 2017	7.91%
Annual Return 2018	(13.75%)
Annual Return 2019	27.27%
Annual Return 2020	6.89%